Stock Compensation Expense and Warrants	12 Months Ended
Dec. 31, 2021
FaZe Clan Inc. [Member]
Stock Compensation Expense and Warrants [Line Items]
STOCK COMPENSATION EXPENSE AND WARRANTS

8.      Stock Compensation Expense AND WARRANTS

Stock Options

The 2019 Equity Incentive Plan (the “Plan”) was approved by the Board and stockholders of the Company in October 2019. The Plan allows grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units, generally to directors, employees, consultants and service providers. The maximum aggregate number of shares authorized to be issued under the Plan is 10,500,000 shares.

The Board administers the Plan and determines which eligible participants are to receive option grants or stock issuances under the Plan, the times when the grants or issuances are to be made, the number of shares of common stock subject to each grant or issuance, the status of any granted options as either an incentive stock option or a non-statutory stock option under federal tax laws, the vesting schedule to be in effect for the option grant or stock issuance, and the maximum term for which any granted option is to remain outstanding. The term of the option shall be provided in the award agreements; however, the maximum term of the option shall be twenty years from the date of grant. If the participant holds 10% or more of voting power at the time when the incentive stock option was granted, then the maximum term of the option shall be five years. The exercise price for the shares to be issued will not be less than the fair market value per share on the grant date. If the participant holds 10% or more of voting power, then the share exercise price will not be less than 110% of the fair market value per share on the grant date.

The following table contains information about the plan as of December 31, 2021:

	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
Amended 2019 Equity Incentive Plan	10,500,000	9,178,745	1,321,255

Stock Option Repricing

On July 19, 2021, the Company’s Board of Directors approved a one-time stock option repricing program (the “Option Repricing”) authorizing the Company to reprice certain outstanding stock options to purchase the Company’s common stock held by eight executives, consultants, and investors (the “Eligible Options”), which became effective on July 19, 2021. Pursuant to this Option Repricing, options to purchase 2,150,000 shares of common stock were repriced from a $5.00 exercise price to a $0.85 exercise price. The impact of the Option Repricing was a one-time incremental non-cash charge of $ 0.3 million, which was recorded as stock compensation expense included in general and administrative expense within the condensed consolidated statements of operations.

Stock Options

The Company granted stock options to purchase 6,147,702 shares of the Company’s common stock during the year ended December 31, 2021. There were no stock options granted during the year ended December 31, 2020. The Company’s awards are either fully vested at grant date, subject to service vesting conditions or performance conditions (i.e. acceleration upon a change of control). Most awards have vesting periods between one and four years, with various vesting cliffs and ratable vesting thereafter. The exercise period of the options varies, and can be up to twenty years from grant date. Stock options shall have a lock-in period of a maximum of 180 days or as specified by the underwriters of the common stock of the Company.

The following table summarizes the Company’s stock option activity and related information for the year ended December 31, 2021:

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value of In-the-Money Options (In thousands)
Options outstanding as of December 31, 2020	5,340,000	$5.00	18.8	$—
Options granted	6,147,702	0.85
Options exercised	(42,184)	0.85
Options forfeited	(387,421)	0.85
Options cancelled	(2,420,000)	4.97
Options expired	(61,999)	0.85
Options outstanding as of December 31, 2021	8,576,098	$1.23	10.83	$138,479
Options vested and exercisable as of December 31, 2021	5,187,624	$1.45	11.61	$82,470

The weighted-average grant date fair value of stock options granted during the year ended December 31, 2021 was $0.15 per share. The total fair value of options that vested during the year ended December 31, 2021 was $0.3 million. The aggregate intrinsic value of options exercised during the year ended December 31, 2021 was $0.5 million. No options were granted for the year ended December 31, 2020.

The compensation cost for options granted in 2021 recognized for the years ended December 31, 2021 and 2020 was $0.4 million and zero, respectively, and are included in general and administrative expense within the consolidated statements of operations.

During the year ended December 31, 2021, 42,184 stock options were exercised with $35,856 of cash received.

As of December 31, 2021, there was $0.5 million of total unrecognized stock-based compensation related to the nonvested stock options. The cost is expected to be recognized over a weighted-average period of 2.9 years.

The weighted-average assumptions utilized to estimate the fair value of options granted are presented in the following table:

December 31, 2021
Stock price	$0.72
Expected term	2.0 – 6.0 Years
Volatility	30.0% – 34.0%
Risk-free interest rate	0.21% – 0.84%
Dividend yield	0.0%

Restricted Stock Awards

The Company has granted 625,114 shares of time-based restricted stock awards during the year ended December 31, 2021. Restricted stock awards generally vest over a period of two years.

The following table summarizes the Company’s restricted stock award activity and related information for the year ended December 31, 2021.

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Nonvested restricted stock awards as of December 31, 2020	—	$—
Granted	625,114	13.22
Vested	22,467	13.68
Forfeited	—	—
Nonvested restricted stock awards as of December 31, 2021	602,647	$13.20

The fair value of a restricted stock award is determined based on the number of shares granted and the fair value of the Company’s common stock on the date issued.

As of December 31, 2021, there was $7.3 million of unrecognized compensation cost related to nonvested restricted stock awards. This amount is expected to be recognized on a straight-line basis over the remaining vesting period of 1.8 years.

Non-employee Warrants

The Company did not issue any warrants for the year ended December 31, 2021. During the year ended December 31, 2020, the Company issued warrants to purchase 36,202 shares of common stock to non-employees as compensation for services rendered. The warrants were fully vested at the grant date and the maximum term of the warrants is between nine and ten years. No warrants were exercised during the years ended December 31, 2021 and 2020. Expense associated with the warrants is included in general and administrative expenses within the consolidated statement of operations.

The following table summarizes warrant activity for the years ended December 31, 2021 and 2020:

Common Warrants
Warrants outstanding as of January 1, 2020	618,631
Warrants granted and vested	36,202
Warrants outstanding as of December 31, 2020	654,833
Warrants granted and vested	—
Warrants outstanding as of December 31, 2021	654,833

The weighted-average exercise price and weighted-average grant date fair value of the warrants granted by the Company were as follows:

	For the Year Ended December 31, 2020
	Weighted-Average Exercise Price	Weighted-Average Fair Value
Common Stock Warrants – Non-employees	$0.01	$0.53

The weighted-average assumptions utilized to estimate the fair value of the common stock warrants granted are presented in the following table:

December 31, 2020
Stock price	$0.53
Expected term	4 Years
Volatility	228.6%
Risk-free interest rate	1.9%
Dividend yield	0.0%

Stock Compensation Expense

Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the consolidated statement of operations:

	(in thousands) For the Years Ended

	December 31, 2021	December 31, 2020
	Stock-Based Compensation Expense	Stock-Based Compensation Expense
Stock options	$695	$—
Restricted stock awards	942	—
Common stock warrants – Non-employee	—	20
Total stock – based compensation expense	$1,637	$20
Tax benefit related to stock based compensation expense	$—	$—
Tax benefit realized from stock options exercised	$—	$—

In addition, $82,892 and $83,119 were included in cost of revenues for the years ended December 31, 2021 and 2020, respectively, for stock-based compensation expense recognized related to the services provided by Commerce Media Holdings, LLC. Additionally, compensation costs related to Commerce Media Holdings, LLC of $0.2 million and $0.2 million were capitalized and included in prepaid expenses and other assets as of December 31, 2021 and 2020, respectively.